Fees and Expenses - Harbor Alpha Layering ETF	Jul. 15, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.